RETIREMENT BENEFIT OBLIGATIONS - Schedule of Change in Fair Value of Scheme Assets (Details) - Post employment retirement benefits - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the fair value of scheme assets
At 1 January	£ 51,127	£ 45,791
Return on plan assets excluding amounts included in interest income	449	5,565
Interest income	733	937
Employer contributions	1,344	1,149
Benefits paid	(2,034)	(2,254)
Settlements	(23)	(22)
Administrative costs paid	(38)	(54)
Exchange and other adjustments	(24)	15
At 31 December	£ 51,534	£ 51,127